Other Assets	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other Assets	Other assets
Other current and non-current assets consist of the following:

As of December 31	2018	2019
(in millions)	€	€

Advance payments to Carl Zeiss SMT GmbH	231.1	215.2
Prepaid expenses	299.6	372.5
Derivative financial instruments [1]	42.2	34.5
VAT	116.0	89.5
Other assets	83.7	131.1
Other current assets	772.6	842.8

Advance payments to Carl Zeiss SMT GmbH	533.4	585.3
Derivative financial instruments [1]	59.7	103.0
Compensation plan assets	43.1	55.1
Non-current accounts receivable	150.7	67.8
Other assets	19.2	19.2
Other non-current assets	806.1	830.4

1.	For further details on derivative financial instruments see Note 24 Financial risk management.
ASML owns an indirect interest of 24.9% in Carl Zeiss SMT GmbH, who is our single supplier of optical columns and, from time to time, ASML makes non-interest bearing advance payments to Carl Zeiss SMT GmbH supporting their work-in-process, thereby securing lens and optical column deliveries to us. Amounts included in these advance payments are settled through future lens or optical column deliveries. The increase in this balance is due to our continued growth within our EUV business, as well as the support provided under the High-NA agreement. For more details, see Note 9 Equity method investments.
Prepaid expenses mainly include prepaid income taxes on intercompany profit not realized by the ASML group of €159.2 million (2018: €100.9 million) and the contract balance related to the joint development program with imec of €88.8 million as of December 31, 2019 (2018: €107.5 million). At the end of 2018 we started the new joint development program with imec under which we mainly deliver systems and services upfront and receive R&D services throughout the contract period up until 2024. The increase in prepaid expenses mainly relates to an increase in prepaid income taxes on intercompany profit, which is caused by an increase of intercompany inventory balances.
Non-current accounts receivable decreased as the majority of the balance as of December 31, 2019 is due in 2020 and as such moved to current accounts receivable.